General and Administrative - Summary of General and Administrative Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
General And Administrative Expenses [Abstract]
Salaries and Benefits	$ 70	$ 79		$ 142	$ 149
Administrative and Other	61	50		90	108
Stock-Based Compensation Expense (Recovery) (Note 25)	87	34		194	69
Other Incentive Benefits Expense (Recovery)	0	7		(9)	7
General and Administrative Expenses	$ 218	$ 170	[1]	$ 417	$ 333	[1]

[1]	See Note 3 for revisions to prior period results.